Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our Board or our Compensation Committee views the link between company performance and our named executive officers’ pay. The Board and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

The “Compensation Actually Paid”, which is presented in the table below, is defined by the SEC and does not reflect amounts actually paid, earned or received by our named executive officers. A significant portion of the “Compensation Actually Paid” amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Any unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our share price. The ultimate values actually realized by our named executive officers from unvested equity awards, if any, cannot be determined until the awards fully vest and are exercised or settled, as the case may be.

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(6)	Net Loss ($)
2025	$1,685,430	$427,230	$699,171	$137,936	$13.80	$(40,641,506)
2024	$700,000	$(5,405,004)	$499,066	$(2,913,991)	$144.79	$(3,702,216)
2023	$6,741,086	$7,619,088	$3,753,166	$4,047,723	$402.00	$(3,060,433)

(1)	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) set forth above. See the footnotes to the SCT for further details regarding the amounts in this column.
(2)	For all years in question, our Principal Executive Officer (“PEO”) was the Company’s Chief Executive Officer, Claudia Goldfarb, except for the last day of 2025. As David Lazar was elected to the Board as its Chairman and appointed Chief Executive Officer (and principal executive officer) effective December 31, 2025, he did not receive compensation in 2025 and is omitted from this table.
(3)	The following table sets forth the adjustments made in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO:

Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase /deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2025	$(288,869)	-	$285,542	$(1,089,121)	$(165,752)	-	-	$(1,258,200)
2024	-	-	-	$(5,401,026)	$(703,978)	-	-	$(6,105,004)
2023	$(6,296,586)	$6,296,586	-	$501,229	$376,773	-	-	$878,002

(4)	During 2025 our remaining NEOs consisted of Ira Goldfarb (Former Executive Chairman), Donna Guy (Former Chief Financial Officer), and Brendon Fischer (Former Interim Chief Financial Officer), and during 2023 and 2024 our remaining NEOs consisted of Ira Goldfarb (Former Executive Chairman), Brad Burke (Former Chief Financial Officer), Keith Terreri (Former Chief Financial Officer) and Brendon Fischer (Interim Chief Financial Officer).
(5)	The following table sets forth the adjustments made during 2025, 2024 and 2023 in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our non-PEO NEOs:

Adjustments to Determine Compensation “Actually Paid” for non-PEO NEOs	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase /deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2025	$(399,638)	$2,455	$394,467	-	$(336,501)	$(1,344,488)	-	$(1,683,705)
2024	(14,450)	14,450	-	(3,026,916)	(386,141)	-	-	(3,413,057)
2023	(2,408,016)	2,438,796	-	168,966	125,591	(30,780)	-	294,557

(6)	Total shareholder return is calculated for each year based on a fixed investment of $100 from the beginning of the earliest year in the table (December 31, 2022) through the end of each applicable year in the table, assuming reinvestment of dividends.

PEO Total Compensation Amount
PEO Actually Paid Compensation Amount	$ (1,258,200)	(6,105,004)	878,002
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(6)	Net Loss ($)
2025	$1,685,430	$427,230	$699,171	$137,936	$13.80	$(40,641,506)
2024	$700,000	$(5,405,004)	$499,066	$(2,913,991)	$144.79	$(3,702,216)
2023	$6,741,086	$7,619,088	$3,753,166	$4,047,723	$402.00	$(3,060,433)

(1)	The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) set forth above. See the footnotes to the SCT for further details regarding the amounts in this column.
(2)	For all years in question, our Principal Executive Officer (“PEO”) was the Company’s Chief Executive Officer, Claudia Goldfarb, except for the last day of 2025. As David Lazar was elected to the Board as its Chairman and appointed Chief Executive Officer (and principal executive officer) effective December 31, 2025, he did not receive compensation in 2025 and is omitted from this table.
(3)	The following table sets forth the adjustments made in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO:

Non-PEO NEO Average Total Compensation Amount	$ 699,171	499,066	3,753,166
Non-PEO NEO Average Compensation Actually Paid Amount	$ 137,936	(2,913,991)	4,047,723
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase /deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2025	$(288,869)	-	$285,542	$(1,089,121)	$(165,752)	-	-	$(1,258,200)
2024	-	-	-	$(5,401,026)	$(703,978)	-	-	$(6,105,004)
2023	$(6,296,586)	$6,296,586	-	$501,229	$376,773	-	-	$878,002

(4)	During 2025 our remaining NEOs consisted of Ira Goldfarb (Former Executive Chairman), Donna Guy (Former Chief Financial Officer), and Brendon Fischer (Former Interim Chief Financial Officer), and during 2023 and 2024 our remaining NEOs consisted of Ira Goldfarb (Former Executive Chairman), Brad Burke (Former Chief Financial Officer), Keith Terreri (Former Chief Financial Officer) and Brendon Fischer (Interim Chief Financial Officer).
(5)	The following table sets forth the adjustments made during 2025, 2024 and 2023 in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our non-PEO NEOs:

Adjustments to Determine Compensation “Actually Paid” for non-PEO NEOs	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase /deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2025	$(399,638)	$2,455	$394,467	-	$(336,501)	$(1,344,488)	-	$(1,683,705)
2024	(14,450)	14,450	-	(3,026,916)	(386,141)	-	-	(3,413,057)
2023	(2,408,016)	2,438,796	-	168,966	125,591	(30,780)	-	294,557

(6)	Total shareholder return is calculated for each year based on a fixed investment of $100 from the beginning of the earliest year in the table (December 31, 2022) through the end of each applicable year in the table, assuming reinvestment of dividends.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 13.80	144.79	402.00
Net Income (Loss) Attributable to Parent	(40,641,506)	(3,702,216)	(3,060,433)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,683,705)	(3,413,057)	294,557
P E O Minus Stock And Option Awardsfrom S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(288,869)		(6,296,586)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			6,296,586
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,455	14,450	2,438,796
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	285,542
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	394,467
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,089,121)	(5,401,026)	501,229
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,026,916)	168,966
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(165,752)	(703,978)	376,773
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(336,501)	(386,141)	125,591
Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,344,488)		(30,780)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(399,638)	(14,450)	(2,408,016)
Stock Awards Prior Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Compensation Tablefor P E O [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,685,430	700,000	6,741,086
Compensation Actually Paidto P E O [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount	$ 427,230	$ (5,405,004)	$ 7,619,088